Redeemable ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Class of Stock
Conversion of preferred shares to Class A ordinary shares			742,320
Ordinary Shares - Class A
Class of Stock
Ordinary shares, shares issued				23,870,027		23,166,092
Conversion of preferred shares to Class A ordinary shares	2,476,190
Accretion to redeemable shares redemption value					$ 3,650
Redeemable ordinary shares | Ordinary Shares - Class A
Class of Stock
Accretion to redeemable shares redemption value			$ 3,650
Redeemable ordinary shares | Investor D
Class of Stock
Ordinary shares, shares issued		742,320
Price per share		$ 16.17
Shares transferred from treasury shares (in shares)		99,022
Shares issued during period (in shares)		643,298
Proceeds from stock transaction		$ 12,000
Accrued non-compound interest rate (as a percent)				12.00%